General and Administrative Expenses - Schedule of General and Administrative expenses (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of General and Administratives Expenses [Abstract]
Professional fees	$ 411,989	$ 460,513	$ 480,497
Audit fee	356,669	437,127
Employee costs	663,841
Other expenses	190,116	78,910	130,612
Travel expenses	22,926	64,205
Total general and administrative expenses from continuing operations	$ 1,645,541	$ 1,040,755	$ 611,109